Accounts Payable amd Accrued Liabilities	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Accounts Payable amd Accrued Liabilities

As of December 31, 2018 and December 31, 2017, accounts payable and accrued liabilities consist of the following:

	December 31, 2018	December 31, 2017
Accounts payable	$308,717	$373,882
Accrued compensation	25,500	215,026
Other accrued expenses	170,997	161,899
Total	$505,214	$750,807